Risk Management and Report - Schedule of Use of Var (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 CLP ($)
Schedule of Use of Var [Abstract]
Maximum	$ 1,906
Minimum	516
Average	$ 1,117